Commitments and Contingencies (Details Textual) - USD ($)		1 Months Ended		3 Months Ended	12 Months Ended
	Sep. 03, 2014	Apr. 27, 2013	Feb. 28, 2007	Mar. 31, 2015	Dec. 31, 2014
Commitments and Contingencies (Textual)
Expiration date of option					May 31, 2018
Commitments related to agreements				$ 500,000	$ 375,000
Payment for commitment milestones	$ 10,000,000	$ 7,000,000		$ 7,900,000	$ 7,900,000
Percentage for royalties				6.00%	6.00%
Monthly rent amount before increment					$ 12,300
Monthly rent amount before increment, per square foot					20.85
Monthly rent amount increment					12,375
Monthly rent amount increment per square foot					20.95
Monthly rent amount after increment					12,460
Monthly rent amount after increment, per square foot					21.13
Shares issued in connection with acquisition of in-process research and development					3,750,000
Payments of cash acquired	250,000				250,000
Shares issued in connection with asset purchase agreement, Value	$ 3,750,000
Restricted securities	Payments will be payable in restricted securities of the Company not to exceed 19.9% ownership of Company's outstanding stock.
Percentage of ownership outstanding stock	19.90%
Common Stock [Member]
Commitments and Contingencies (Textual)
Shares issued in connection with acquisition of in-process research and development					1,849
Shares issued in connection with acquisition of in-process research and development,shares					$ 1,849,113
Shares issued in connection with asset purchase agreement, Shares	1,849,113
Dr. Schaber [Member]
Commitments and Contingencies (Textual)
Number of common shares transferred to third party			50,000